Expense Example - Tactical Dividend and Momentum Fund	Nov. 26, 2025 USD ($)
Tactical Dividend and Momentum Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 265
Expense Example, with Redemption, 3 Years	814
Expense Example, with Redemption, 5 Years	1,390
Expense Example, with Redemption, 10 Years	2,954
Tactical Dividend and Momentum Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,922
Tactical Dividend and Momentum Fund Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	205
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,088
Expense Example, with Redemption, 10 Years	2,348
Tactical Dividend and Momentum Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	754
Expense Example, with Redemption, 3 Years	1,129
Expense Example, with Redemption, 5 Years	1,528
Expense Example, with Redemption, 10 Years	$ 2,639